Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss for the year	$ (683,299)	$ (224,112)
Adjustments for:
Amortization	1,713	2,968
Stock-based compensation	360,493	42,831
Exploration property impairment and expenditures	51,964	29,093
Changes in non-cash working capital items:
Receivables	(20,147)	9,412
Prepaid expense	(353,019)	(1,810)
Trade payables and accrued liabilities	130,012	(879)
Net cash flows used in operating activities	(512,283)	(142,497)
Investing activities
Expenditures on exploration and evaluation assets	(51,964)	(29,093)
Purchase of equipment	(856)	0
Net cash flows used in investing activities	(52,820)	(29,093)
Financing activities
Proceeds on issuance of common shares	4,803,000	250,000
Share issue costs	(257,067)	(4,616)
Net cash flows from financing activities	4,545,933	245,384
Increase in cash and cash equivalents	3,980,830	73,794
Cash and cash equivalents, beginning	85,758	11,964
Cash and cash equivalents, ending	4,066,588	85,758
Cash	1,555,088	85,758
Cash equivalents	$ 2,511,500	$ 0